Net income per common share - Computation of net income (loss) per common share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share, Basic and Diluted [Abstract]
Net income	$ 506,622	$ 671,135	$ 618,158
Preferred stock dividends	(1,758)	(3,723)	(3,723)
Net income applicable to common stock	$ 504,864	$ 667,412	$ 614,435
Average common shares outstanding	85,882,371	96,848,835	101,142,258
Average potential dilutive common shares	92,888	148,965	166,385
Average common shares outstanding - assuming dilution	85,975,259	96,997,800	101,308,643
Basic EPS	$ 5.88	$ 6.89	$ 6.07
Net Income per Common Share - Diluted	$ 5.87	$ 6.88	$ 6.06